Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	46,806	$ 4,362,787

Automobiles - 1.6%
Rivian Automotive, Inc., Class A (A) (B)	50,654	1,737,432
Tesla, Inc. (A)	10,877	9,696,302

		11,433,734

Beverages - 1.4%
Constellation Brands, Inc., Class A	19,653	4,840,731
Monster Beverage Corp. (A)	53,610	5,340,628

		10,181,359

Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (A)	7,417	1,053,511
Ginkgo Bioworks Holdings, Inc. (A) (B)	590,208	1,687,995
Moderna, Inc. (A)	7,403	1,214,758
Regeneron Pharmaceuticals, Inc. (A)	6,986	4,063,686
Seagen, Inc. (A)	19,790	3,561,804
Vertex Pharmaceuticals, Inc. (A)	21,770	6,104,526

		17,686,280

Building Products - 1.3%
Builders FirstSource, Inc. (A)	46,213	3,142,484
Fortune Brands Home & Security, Inc.	41,200	2,870,816
Johnson Controls International PLC	62,569	3,373,095

		9,386,395

Capital Markets - 0.7%
Coinbase Global, Inc., Class A (A)	44,939	2,829,359
Morgan Stanley	30,063	2,534,311

		5,363,670

Chemicals - 0.6%
PPG Industries, Inc.	34,481	4,458,049

Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (A)	314,352	798,454

Consumer Finance - 1.4%
American Express Co.	40,282	6,204,234
S&P Global, Inc.	8,698	3,278,537
Upstart Holdings, Inc. (A) (B)	27,067	658,540

		10,141,311

Entertainment - 3.7%
ROBLOX Corp., Class A (A)	439,171	18,853,611
Sea Ltd., ADR (A)	64,422	4,916,687
Walt Disney Co. (A)	30,074	3,190,851

		26,961,149

Equity Real Estate Investment Trusts - 0.9%
Prologis, Inc.	29,108	3,858,557
Rexford Industrial Realty, Inc.	42,976	2,811,060

		6,669,617

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (A)	7,660	2,152,230
Dexcom, Inc. (A)	23,744	1,948,907
Edwards Lifesciences Corp. (A)	36,809	3,700,777
Teleflex, Inc.	11,895	2,860,272

		10,662,186

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.5%
agilon health, Inc. (A)	437,645	$ 10,954,254
Guardant Health, Inc. (A)	67,920	3,407,546
UnitedHealth Group, Inc.	20,478	11,106,039

		25,467,839

Health Care Technology - 2.3%
Doximity, Inc., Class A (A) (B)	146,652	6,206,313
GoodRx Holdings, Inc., Class A (A)	164,085	1,022,249
Veeva Systems, Inc., Class A (A)	40,933	9,151,800

		16,380,362

Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc., Class A (A)	64,450	7,152,661
Booking Holdings, Inc. (A)	2,440	4,723,083
Chipotle Mexican Grill, Inc. (A)	3,667	5,735,995

		17,611,739

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	145,980	16,980,394
Meta Platforms, Inc., Class A (A)	24,275	3,862,152
ZoomInfo Technologies, Inc. (A)	139,270	5,276,940

		26,119,486

Internet & Direct Marketing Retail - 10.5%
Amazon.com, Inc. (A)	178,566	24,097,482
Chewy, Inc., Class A (A) (B)	200,449	7,779,426
Coupang, Inc. (A)	476,211	8,233,688
DoorDash, Inc., Class A (A)	240,802	16,795,940
Etsy, Inc. (A)	22,752	2,359,837
Grab Holdings Ltd., Class A (A)	1,624,661	4,792,750
MercadoLibre, Inc. (A)	9,399	7,648,060
Wayfair, Inc., Class A (A) (B)	81,425	4,389,622

		76,096,805

IT Services - 15.3%
Adyen NV (A) (B) (C)	8,053	14,485,510
Affirm Holdings, Inc. (A) (B)	157,225	4,219,919
Block, Inc. (A)	104,652	7,959,831
Cloudflare, Inc., Class A (A)	369,676	18,602,096
FleetCor Technologies, Inc. (A)	20,383	4,486,094
Global Payments, Inc.	22,593	2,763,576
Mastercard, Inc., Class A	29,176	10,322,177
MongoDB, Inc. (A)	22,751	7,109,005
Shopify, Inc., Class A (A)	489,116	17,035,910
Snowflake, Inc., Class A (A)	159,726	23,944,525

		110,928,643

Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (A)	110,412	1,047,810

Life Sciences Tools & Services - 1.9%
10X Genomics, Inc., Class A (A)	105,054	4,217,918
Illumina, Inc. (A)	14,548	3,152,261
Thermo Fisher Scientific, Inc.	10,430	6,241,416

		13,611,595

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.4%
Deere & Co.	18,531	$ 6,359,469
Nordson Corp.	15,304	3,535,071

		9,894,540

Oil, Gas & Consumable Fuels - 0.5%
Pioneer Natural Resources Co.	15,956	3,780,774

Personal Products - 0.6%
Estee Lauder Cos., Inc., Class A	16,034	4,378,885

Pharmaceuticals - 4.3%
Eli Lilly & Co.	27,674	9,123,841
Royalty Pharma PLC, Class A	505,827	21,998,416

		31,122,257

Road & Rail - 2.4%
Uber Technologies, Inc. (A)	739,212	17,334,521

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (A)	48,213	4,554,682
ASML Holding NV	22,095	12,692,252
KLA Corp.	10,862	4,166,012
Marvell Technology, Inc.	44,732	2,490,678
NVIDIA Corp.	50,013	9,083,861
Teradyne, Inc.	23,236	2,344,280
Texas Instruments, Inc.	32,442	5,803,549

		41,135,314

Software - 17.7%
Adobe, Inc. (A)	12,547	5,145,776
Avalara, Inc. (A)	25,995	2,272,483
Bill.com Holdings, Inc. (A)	91,936	12,418,715
Datadog, Inc., Class A (A)	178,949	18,254,588
Five9, Inc. (A)	26,117	2,823,770
Microsoft Corp.	115,434	32,406,941
Palo Alto Networks, Inc. (A)	9,771	4,876,706
Paycom Software, Inc. (A)	10,066	3,326,712
Salesforce, Inc. (A)	31,329	5,765,163
ServiceNow, Inc. (A)	11,038	4,930,233
Trade Desk, Inc., Class A (A)	367,446	16,535,070
Unity Software, Inc. (A) (B)	203,306	7,601,611
Workday, Inc., Class A (A)	19,122	2,965,822
Zoom Video Communications, Inc., Class A (A)	83,586	8,681,242

		128,004,832

Specialty Retail - 1.1%
Carvana Co. (A) (B)	44,717	1,303,500
TJX Cos., Inc.	104,385	6,384,187

		7,687,687

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	221,695	36,027,655
NetApp, Inc.	49,176	3,507,724

		39,535,379

Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica, Inc. (A)	15,003	4,658,581
NIKE, Inc., Class B	55,642	6,394,379

		11,052,960

Total Common Stocks (Cost $695,559,694)		699,296,419

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	16,534,578	$ 16,534,578

Total Other Investment Company (Cost $16,534,578)		16,534,578

Total Investments Excluding Options Purchased (Cost $712,094,272)		715,830,997
Total Options Purchased - 0.1% (Cost $1,423,634)		345,265

Total Investments (Cost $713,517,906)		716,176,262
Net Other Assets (Liabilities) - 1.0%		7,535,520

Net Assets - 100.0%		$ 723,711,782

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	74,053,377	$367,675	$227,122
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	132,378,116	635,496	118,081
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	61,905,670	420,463	62

Total							$1,423,634	$345,265

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$684,810,909	$14,485,510	$—	$699,296,419
Other Investment Company	16,534,578	—	—	16,534,578
Over-the-Counter Foreign Exchange Options Purchased	—	345,265	—	345,265

Total Investments	$701,345,487	$14,830,775	$—	$716,176,262

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,172,769, collateralized by cash collateral of $16,534,578 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,281,579. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of the 144A security is $14,485,510, representing 2.0% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4